IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
Please delete the table in the section entitled “Administrator” and replace with the following:
“Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion”

The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):
FEDERATED ADJUSTABLE RATE SECURITIES FUND
FEDERATED EQUITY FUNDS
Federated Absolute Return Fund
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Global Strategic Value Dividend Fund
Federated International Strategic Value Dividend Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated MDT Mid Cap Growth Fund
Federated Prudent Bear Fund
Federated Strategic Value Dividend Fund
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED FIXED INCOME SECURITIES, INC.
Federated Strategic Income Fund
Federated Municipal Ultrashort Fund
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FEDERATED GOVERNMENT INCOME TRUST
FEDERATED HIGH INCOME BOND FUND, INC.
FEDERATED HIGH YIELD TRUST
Federated High Yield Trust
Federated Equity Advantage Fund
FEDERATED INCOME SECURITIES TRUST
Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Intermediate Corporate Bond Fund
Federated Muni and Stock Advantage Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
FEDERATED INSTITUTIONAL TRUST
Federated Institutional High Yield Bond Fund
Federated Short-Intermediate Total Return Bond Fund

FEDERATED INSURANCE SERIES
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Federated Kaufmann Fund II
Federated Managed Tail Risk Fund II
Federated Managed Volatility Fund II
Federated Government Money Fund II
Federated Quality Bond Fund II
FEDERATED INTERNATIONAL SERIES, INC.
Federated Global Total Return Bond Fund
FEDERATED INVESTMENT SERIES, INC.
Federated Bond Fund
FEDERATED MANAGED POOL SERIES
Federated Corporate Bond Strategy Portfolio
Federated High Yield Strategy Portfolio
Federated International Bond Strategy Portfolio
Federated International Dividend Strategy Portfolio
Federated Mortgage Strategy Portfolio
FEDERATED MDT LARGE CAP VALUE FUND
FEDERATED MUNICIPAL BOND FUND, INC.
FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
FEDERATED TOTAL RETURN SERIES, INC.
Federated Mortgage Fund
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
FEDERATED WORLD INVESTMENT SERIES, INC.
Federated Emerging Market Debt Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund
INTERMEDIATE MUNICIPAL TRUST
Federated Intermediate Municipal Trust

MONEY MARKET OBLIGATIONS TRUST
Federated California Municipal Cash Trust
Federated Connecticut Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Georgia Municipal Cash Trust
Federated Massachusetts Municipal Cash Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated Municipal Trust
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Institutional Tax-Free Cash Trust
Federated U.S. Treasury Cash Reserves
Federated Virginia Municipal Cash Trust
October 10, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454155 (10/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated California Municipal Cash Trust
WEALTH SHARES (TICKER CAIXX)
Federated New York Municipal Cash Trust
WEALTH SHARES (TICKER NISXX)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017
Please delete the table in the section entitled “Administrator” and replace with the following:
“Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion”

October 10, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454158 (10/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.